Inventories - Additional Information (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Inventories
Inventories recognized as an expense	$ 508,528	$ 781,871	$ 1,059,392	$ 1,857,355
Cost of sales including depreciation	$ 53,497	$ 139,199	$ 126,126	$ 314,125